Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation	$ 1,219	$ 1,272	$ 3,521	$ 3,145
Equipment deposits, noncurrent	$ 9,412		$ 9,412